Expense Example, No Redemption {- Franklin LifeSmart™ 2055 Retirement Target Fund} - Franklin Fund Allocator Series RTF-27 - Franklin LifeSmart™ 2055 Retirement Target Fund - Class C	May 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 147
3 Years	791
5 Years	1,460
10 Years	$ 3,249